Redeemable Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Millions	Oct. 01, 2015	Nov. 14, 2014
iQiyi
Temporary Equity Disclosure [Abstract]
Acquired percentage of the outstanding equity interest by the new preferred shareholders		13.42%
Total purchase consideration		$ 300
Takeout Delivery
Temporary Equity Disclosure [Abstract]
Total purchase consideration	$ 250
Preferred stock, shares issued	250,000,000